PROPERTY, PLANT AND EQUIPMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

	Estimated	September 30,	December 31,
(in millions)	Useful Lives	2012	2011
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	46.6	50.4
Refinery and equipment	5 - 24 years	329.2	318.1
Software	5 years	16.3	14.7
Other equipment	2 - 7 years	6.5	1.9
Precious metals		10.5	10.5
Assets under construction		12.8	17.4

		430.6	421.7
Less: accumulated depreciation		53.9	30.5

Property, plant and equipment, net		$376.7	$391.2

PP&E included gross assets acquired under capital leases of $7.9 million and $12.5 million at September 30, 2012 and December 31, 2011, respectively, with related accumulated depreciation of $0.6 million and $1.4 million, respectively.

8. PROPERTY, PLANT AND EQUIPMENT

Major classes of property, plant and equipment (“PP&E”) consisted of the following:

(in millions)	Estimated Useful Lives	December 31, 2011	December 31, 2010
Land		$8.7	$8.7
Retail stores and equipment	2 - 22 years	50.4	61.2
Refinery and equipment	5 - 24 years	318.1	271.2
Software	5 years	14.7	—
Other equipment	2 - 7 years	1.9	1.8
Precious metals		10.5	10.5
Assets under construction		17.4	35.1

		421.7	388.5
Less: accumulated depreciation		30.5	2.2

Property, plant and equipment, net		$391.2	$386.3

PP&E included gross assets acquired under capital leases of $12.5 million and $12.5 million with related amounts of accumulated depreciation and amortization of $1.4 million and less than $0.1 million at December 31, 2011 and 2010, respectively.